Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Southport Acquisition Corp
Description of Organization and Business Operations
Description of Organization and Business Operations

Note 1.Description of Organization and Business Operations

Southport Acquisition Corporation (the “Company”, “SAC”, or “Southport”) is a blank check company formed in Delaware on April 13, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. Sigma Merger Sub, Inc. (“Merger Sub”), a direct wholly owned subsidiary of the Company, was formed in Delaware on September 9, 2024. The Company’s condensed financial statements include Merger Sub and are presented on a consolidated basis.

As of June 30, 2025, the Company had not yet commenced any operations. All activity from inception through June 30, 2025 related to the Company’s formation, initial public offering (the “IPO”), and pursuit of a target company to effect a Business Combination.

The registration statement for the Company’s IPO was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the IPO, which involved the Company’s sale of 23,000,000 units (the “Units”) at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. The 23,000,000 Units sold by the Company include 3,000,000 Units purchased by the underwriter for the IPO pursuant to the full exercise of its option to purchase up to 3,000,000 additional Units to cover over-allotments. Simultaneously with the closing of the IPO, the Company consummated the private sale of an aggregate of 11,700,000 warrants (the “Private Placement Warrants”) to Southport Acquisition Sponsor LLC (the “Sponsor”) at a price of $1.00 per Private Placement Warrant, generating proceeds to the Company of $11,700,000.

Following the closing of the IPO on December 14, 2021, $234,600,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States, which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, (ii) the redemption of any Public Shares (as defined in Note (iii) properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (a) to modify the substance or timing of the Company’s obligation to provide its public stockholders the right to have their Public Shares redeemed in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period (as defined below) or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from December 14, 2021 or during any extended time that the Company has to consummate its initial Business Combination beyond such 18-month period (the “Combination Period”).

On June 9, 2023 (the “First Extension Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation (the “First Extension Amendment Proposal”) to extend the time that the Company has to consummate its initial Business Combination (the “First Extension”) from June 14, 2023 to September 14, 2023 and to allow the board of directors of the Company, without another stockholder vote, to elect to further extend the date to consummate an initial Business Combination after September 14, 2023 up to six times, by an additional month each time, up to March 14, 2024.

Prior to the First Extension Special Meeting, on May 25, 2023, the Company and the Sponsor entered into voting and non-redemption agreements (the “Non-Redemption Agreements”) with unaffiliated third parties in exchange for such third parties agreeing (i) not to redeem an aggregate of 4,000,000 shares of Class A common stock sold in its initial public offering (the “Non-Redeemed Shares”) in connection with the First Extension Special Meeting and (ii) to vote in favor of the First Extension Amendment Proposal and the First Extension at the First Extension Special Meeting (other than with respect to certain shares acquired or to be acquired pursuant to the Non-Redemption Agreements). In exchange for the foregoing commitments, the Sponsor agreed to transfer to such third parties an aggregate of up to 1,499,996 shares of Class B common stock held by the Sponsor, with 500,000 of such shares to be transferred to such third parties promptly upon consummation of the First Extension, and an additional 166,666 shares to be transferred to such third parties monthly beginning on September 14, 2023 and up to, and including, February 14, 2024, if the board of directors of the Company elects to further extend the deadline to consummate an initial Business Combination at or prior to such date, in each case, if such third parties continue to hold such Non-Redeemed Shares through the First Extension Special Meeting.

In connection with the First Extension Special Meeting and the entry into the Non-Redemption Agreements, on May 25, 2023, pursuant to the terms of the amended and restated certificate of incorporation of the Company, the Sponsor converted 4,200,000 shares of the Company’s Class B common stock held by it on a one-for-one basis into shares of the Company’s Class A common stock (the “Conversion”). After giving effect to the Conversion, the Company had an aggregate of 27,200,000 shares of Class A common stock issued and outstanding, comprised of 4,200,000 shares held by the Sponsor and not subject to possible redemption and 23,000,000 shares of Class A common stock subject to possible redemption, and 1,550,000 shares of Class B common stock issued and outstanding. In connection with the First Extension Special Meeting, the holders of 18,849,935 shares of Class A common stock properly exercised their right to redeem their shares for an aggregate redemption amount of $197,694,657, resulting in 4,150,065 shares of Class A common stock issued and outstanding and subject to possible redemption. Continental Stock Transfer & Trust Company (the “Trustee”) processed the redemptions and withdrew the $197,694,657 payable to the holders redeeming 18,849,935 shares of Class A common stock on July 7, 2023.

Prior to March 31, 2024, the board of directors of the Company approved six monthly extensions to extend the time the Company had to consummate an initial Business Combination from September 14, 2023 to March 14, 2024. In connection with each of the six monthly extensions, the Sponsor transferred 166,666 shares of the Company’s Class B common stock held by the Sponsor to unaffiliated third parties in accordance with the Non-Redemption Agreements.

In addition, on March 14, 2024 (the “Second Extension Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation to further extend the time that the Company has to consummate its initial Business Combination from March 14, 2024 to December 14, 2024 (the “Second Extension”).

In connection with the Second Extension Special Meeting, the holders of 2,986,952 shares of Class A common stock properly exercised their right to redeem their shares for an aggregate redemption amount of $32,214,591, resulting in 1,163,113 shares of Class A common stock issued and outstanding and subject to possible redemption.

On April 8, 2024, the New York Stock Exchange (the “NYSE”) filed a Form 25 to delist the Company’s Class A common stock, warrants, with each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50, subject to adjustment (“Warrants”) and Units, each consisting of one share of Class A common stock and one-half of one Warrant and remove such securities from registration under Section 12(b) of the Exchange Act. The delisting became effective 10 days after the filing of the Form 25. The deregistration of the Company’s Class A common stock, Warrants and Units under Section 12(b) of the Exchange Act became effective 90 days after the Form 25 filing. Upon deregistration of the Company’s securities under Section 12(b) of the Exchange Act, the Company’s securities will remain registered under Section 12(g) of the Exchange Act. The Company’s Class A common stock, Warrants and Units began trading on the OTC Pink Marketplace on or about March 22, 2024 under the symbols “PORT”, “PORTW” and “PORTU”, respectively.

On September 11, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Merger Sub and Angel Studios, Inc., a Delaware Corporation (“Angel Studios”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, (i) at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions thereof, and in accordance with the Delaware General Corporation Law, as amended, Merger Sub will merge with and into Angel Studios, with Angel Studios continuing as the surviving corporation and a wholly owned subsidiary of Southport (the “Merger”); (ii) at the Closing, all of the outstanding capital stock of Angel Studios (other than shares subject to Angel Studios options, shares held in treasury and any dissenting shares) will be converted into the right to receive shares of common stock, par value $0.0001 per share, of Southport (“Southport Common Stock”), in an aggregate amount equal to (x) $1,500,000,000 plus the aggregate gross proceeds of any capital raised by Angel Studios prior to the Closing, divided by (y) $10.00; (iii) at the Closing, all of the outstanding options to acquire capital stock of Angel Studios will be converted into comparable options to acquire shares of Southport Common Stock (subject to appropriate adjustments to the number of shares of Southport Common Stock underlying such options and the exercise price of such options); (iv) subject to the approval of the holders of Southport’s public warrants, Southport will amend its public warrants so that, immediately prior to the Closing, each of the issued and outstanding Southport public warrants automatically will convert into 0.1 newly issued share of the Company’s Class A common stock and such warrants will cease to be outstanding; and (v) at the Closing, Southport will be renamed “Angel Studios, Inc.”

On September 11, 2024, Southport also entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”), by and among Southport, the Sponsor, and Angel Studios, pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby and (ii) not redeem its shares of Southport Common Stock in connection therewith. In addition, the Sponsor has agreed to forfeit all of the Southport private placement warrants held by it at the Closing for no additional consideration. The Sponsor has also agreed to cover certain expenses incurred by Southport that are unpaid and payable at the Closing in excess of a specified cap. The Sponsor Support Agreement will terminate upon the earlier of the termination of the Merger Agreement or written agreement by the parties.

On September 11, 2024, Southport also entered into a Stockholder Support Agreement (the “Angel Studios Stockholder Support Agreement”) by and among Southport, Angel Studios and certain stockholders of Angel Studios (the “Key Stockholders”). Under the Angel Studios Stockholder Support Agreement, the Key Stockholders agreed, with respect to the outstanding shares of Angel Studios common stock held by such Key Stockholders, to vote their shares or execute and deliver a written consent adopting the Merger Agreement and related transactions and approving the Merger Agreement and transactions contemplated thereby.

On October 2, 2024, the Company filed a definitive proxy statement (the “Original Third Extension Proxy Statement”) with respect to a third special meeting of stockholders (the “Third Extension Special Meeting”) to obtain stockholder approval to further amend the Company’s amended and restated certificate of incorporation to extend the time by which the Company must consummate its initial Business Combination from December 14, 2024 to September 30, 2025, as contemplated by the Merger Agreement (the “Third Extension Amendment Proposal”). On October 11, 2024, the Company received a redemption report from the Trustee indicating that, as of October 11, 2024, the holders of 985,170 shares of the Company’s Class A common stock had properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.08 per share. On October 14, 2024, the Company determined to postpone the Third Extension Special Meeting originally scheduled for October 15, 2024, to October 22, 2024, to allow additional time for the Company to engage with its stockholders and solicit redemption reversals. On October 21, 2024, the Company cancelled the Third Extension Special Meeting and announced that it intended to file an amendment to the definitive proxy statement to reflect the addition of a new proposal to amend the Company’s amended and restated certificate of incorporation to eliminate the limitation that the Company may not redeem its outstanding shares of Class A common stock to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act), of less than $5,000,001, in order to allow the Company to redeem such shares irrespective of whether such redemption would exceed this limitation (the “Redemption Limitation Amendment Proposal”). Accordingly, the redemptions indicated on the October 11, 2024 redemption report from the Trustee in connection with the Third Extension Special Meeting were not processed.

On October 29, 2024, the Company filed an amendment to the Original Third Extension Proxy Statement that amends and restates the Original Third Extension Proxy Statement to: (1) reschedule the Third Extension Special Meeting originally scheduled for October 15, 2024 and postponed to October 22, 2024 (as previously disclosed in the Current Report on Form 8-K filed with the SEC on October 15, 2024) to November 13, 2024 and (2) reflect the addition of the Redemption Limitation Amendment Proposal.

On November 13, 2024, the Company held the Third Extension Special Meeting, at which the Company’s stockholders approved the Third Extension Amendment Proposal and the Redemption Limitation Amendment Proposal. In connection with the vote to approve the Third Extension Amendment Proposal and the Redemption Limitation Amendment Proposal, the holders of 1,125,126 Public Shares properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $11.15 per Public Share, for an aggregate redemption amount of $12,543,118. Accordingly, as of June 30, 2025, there were 4,237,987 shares of Class A common stock issued and outstanding (including 37,987 shares of Class A common stock subject to possible redemption) and $438,166 held in the Trust Account.

On January 15, 2025, certain third-party investors in the Company transferred an aggregate of 262,502 shares of Class B common stock, par value $0.0001 per share, of the Company, which had previously been transferred by the Sponsor to such investors, back to the Sponsor for no additional consideration in connection with the liquidation of certain of such investors’ investment vehicles.

On February 14, 2025, SAC, Angel Studios and Merger Sub entered into Amendment No. 1 to the Merger Agreement (the “Merger Agreement Amendment”), which amended the Merger Agreement to (i) remove the closing condition that SAC have at least $5,000,001 of net tangible assets upon the Closing, (ii) amend the definitions of “Acquiror Expense Cap” (as defined in the Merger Agreement Amendment) and “Transaction Expenses” (as defined in the Merger Agreement Amendment) and (iii) amend the provision regarding expense statements.

Risks and Uncertainties

Management is currently evaluating the impact of the Russia-Ukraine war, the conflicts in the Middle East, tariff and trade restrictions, interest rate fluctuations, and the recently adopted Securities and Exchange Commission (the “SEC”) rules and amendments affecting special purpose acquisition corporations like the Company, and has concluded that while it is reasonably possible that such matters could have a negative effect on the Company’s financial position, cash flows, results of its operations and/or search for a target company, the specific impacts are not readily determinable as of June 30, 2025. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from whom shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

On July 7, 2023, 18,849,935 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $197,694,657 in connection with the stockholder vote to approve the Company’s Extension Amendment Proposal. On March 14, 2024, 2,986,952 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $32,214,591 in connection with the stockholder vote to further extend the time that the Company has to consummate its initial Business Combination from March 14, 2024 to December 14, 2024. On November 13, 2024, 1,125,126 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $12,543,118 in connection with the vote to approve the Third Extension Amendment Proposal and the Redemption Limitation Amendment Proposal. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists, the likelihood that the future events will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing an initial Business Combination as of June 30, 2025 and determined that a contingent liability should be calculated and recorded. As of June 30, 2025, the Company recorded $2,424,524 of excise tax liability calculated as 1% of shares redeemed.

Going Concern

As of June 30, 2025 and December 31, 2024, the Company had cash of $328,610 and $494,974, respectively, and working capital deficit of $4,370,038 and $3,862,447, respectively. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that these financial statements are issued. Management plans to address this uncertainty through capital contributions or working capital loans whereby, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors can, but are not obligated to, loan the Company funds as may be required (see Note 5). However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1.Description of Organization and Business Operations

Southport Acquisition Corporation. (the “Company”) is a blank check company formed in Delaware on April 13, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. Sigma Merger Sub, Inc. (“Merger Sub”), a direct wholly owned subsidiary of the Company, was formed in Delaware on September 9, 2024. The Company’s condensed financial statements include Merger Sub and are presented on a consolidated basis.

As of December 31, 2024, the Company had not yet commenced any operations. All activity from inception through December 31, 2024 relates to the Company’s formation, initial public offering (the “IPO”), and pursuit of a target company to effect a Business Combination.

The registration statement for the Company’s IPO was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the IPO, which involved the Company’s sale of 23,000,000 units (the “Units”) at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. The 23,000,000 Units sold by the Company include 3,000,000 Units purchased by the underwriter for the IPO pursuant to the full exercise of its option to purchase up to 3,000,000 additional Units to cover over-allotments. Simultaneously with the closing of the IPO, the Company consummated the private sale of an aggregate of 11,700,000 warrants (the “Private Placement Warrants”) to Southport Acquisition Sponsor LLC (the “Sponsor”) at a price of $1.00 per Private Placement Warrant, generating proceeds to the Company of $11,700,000.

Following the closing of the IPO on December 14, 2021, $234,600,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States, which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, (ii) the redemption of any Public Shares (as defined in Note (iii) properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (a) to modify the substance or timing of the Company’s obligation to provide its public stockholders the right to have their Public Shares redeemed in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period (as defined below) or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from December 14, 2021 or during any extended time that the Company has to consummate its initial Business Combination beyond such 18-month period (the “Combination Period”).

On June 9, 2023 (the “First Extension Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation (the “First Extension Amendment Proposal”) to extend the time that the Company has to consummate its initial Business Combination (the “First Extension”) from June 14, 2023 to September 14, 2023 and to allow the board of directors of the Company, without another stockholder vote, to elect to further extend the date to consummate an initial Business Combination after September 14, 2023 up to six times, by an additional month each time, up to March 14, 2024.

Prior to the First Extension Special Meeting, on May 25, 2023, the Company and the Sponsor entered into voting and non-redemption agreements (the “Non-Redemption Agreements”) with unaffiliated third parties in exchange for such third parties agreeing (i) not to redeem an aggregate of 4,000,000 shares of Class A common stock sold in its initial public offering (the “Non-Redeemed Shares”) in connection with the First Extension Special Meeting and (ii) to vote in favor of the First Extension Amendment Proposal and the First Extension at the First Extension Special Meeting (other than with respect to certain shares acquired or to be acquired pursuant to the Non-Redemption Agreements). In exchange for the foregoing commitments, the Sponsor agreed to transfer to such third parties an aggregate of up to 1,499,996 shares of Class B common stock held by the Sponsor, with 500,000 of such shares to be transferred to such third parties promptly upon consummation of the First Extension, and an additional 166,666 shares to be transferred to such third parties monthly beginning on September 14, 2023 and up to, and including, February 14, 2024, if the board of directors of the Company elects to further extend the deadline to consummate an initial Business Combination at or prior to such date, in each case, if such third parties continue to hold such Non-Redeemed Shares through the First Extension Special Meeting.

In connection with the First Extension Special Meeting and the entry into the Non-Redemption Agreements, on May 25, 2023, pursuant to the terms of the amended and restated certificate of incorporation of the Company, the Sponsor converted 4,200,000 shares of the Company’s Class B common stock held by it on a one-for-one basis into shares of the Company’s Class A common stock (the “Conversion”). After giving effect to the Conversion, the Company had an aggregate of 27,200,000 shares of Class A common stock issued and outstanding, comprised of 4,200,000 shares held by the Sponsor and not subject to possible redemption and 23,000,000 shares of Class A common stock subject to possible redemption, and 1,550,000 shares of Class B common stock issued and outstanding. In connection with the First Extension Special Meeting, the holders of 18,849,935 shares of Class A common stock properly exercised their right to redeem their shares for an aggregate redemption amount of $197,694,657, resulting in 4,150,065 shares of Class A common stock issued and outstanding and subject to possible redemption. Continental Stock Transfer & Trust Company (the “Trustee”) processed the redemptions and withdrew the $197,694,657 payable to the holders redeeming 18,849,935 shares of Class A common stock on July 7, 2023.

Prior to March 31, 2024, the board of directors of the Company approved six monthly extensions to extend the time the Company had to consummate an initial Business Combination from September 14, 2023 to March 14, 2024. In connection with each of the six monthly extensions, the Sponsor transferred 166,666 shares of the Company’s Class B common stock held by the Sponsor to unaffiliated third parties in accordance with the Non-Redemption Agreements.

In addition, on March 14, 2024 (the “Second Extension Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation to further extend the time that the Company has to consummate its initial Business Combination from March 14, 2024 to December 14, 2024 (the “Second Extension”).

In connection with the Second Extension Special Meeting, the holders of 2,986,952 shares of Class A common stock properly exercised their right to redeem their shares for an aggregate redemption amount of $32,214,591, resulting in 1,163,113 shares of Class A common stock issued and outstanding and subject to possible redemption. Accordingly, as of September 30, 2024, there were 5,363,113 shares of Class A common stock issued and outstanding (including 1,163,113 shares of Class A common stock subject to possible redemption) and $12,895,117 held in the Trust Account.

On April 8, 2024, the New York Stock Exchange (the “NYSE”) filed a Form 25 to delist the Company’s Class A common stock, warrants, with each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50, subject to adjustment (“Warrants”) and Units, each consisting of one share of Class A common stock and one-half of one Warrant and remove such securities from registration under Section 12(b) of the Exchange Act. The delisting became effective 10 days after the filing of the Form 25. The deregistration of the Company’s Class A common stock, Warrants and Units under Section 12(b) of the Exchange Act became effective 90 days after the Form 25 filing. Upon deregistration of the Company’s securities under Section 12(b) of the Exchange Act, the Company’s securities will remain registered under Section 12(g) of the Exchange Act. The Company’s Class A common stock, Warrants and Units began trading on the OTC Pink Marketplace on or about March 22, 2024 under the symbols “PORT”, “PORTW” and “PORTU”, respectively.

On September 11, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Merger Sub and Angel Studios, Inc., a Delaware Corporation (“Angel Studios”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, (i) at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions thereof, and in accordance with the Delaware General Corporation Law, as amended, Merger Sub will merge with and into Angel Studios, with Angel Studios continuing as the surviving corporation and a wholly owned subsidiary of Southport (the “Merger”); (ii) at the Closing, all of the outstanding capital stock of Angel Studios (other than shares subject to Angel Studios options, shares held in treasury and any dissenting shares) will be converted into the right to receive shares of common stock, par value $0.0001 per share, of Southport (“Southport Common Stock”), in an aggregate amount equal to (x) $1,500,000,000 plus the aggregate gross proceeds of any capital raised by Angel Studios prior to the Closing, divided by (y) $10.00; (iii) at the Closing, all of the outstanding options to acquire capital stock of Angel Studios will be converted into comparable options to acquire shares of Southport Common Stock (subject to appropriate adjustments to the number of shares of Southport Common Stock underlying such options and the exercise price of such options); (iv) subject to the approval of the holders of Southport’s public warrants, Southport will amend its public warrants so that, immediately prior to the Closing, each of the issued and outstanding Southport public warrants automatically will convert into 0.1 newly issued share of Southport Class A Common Stock and such warrants will cease to be outstanding; and (v) at the Closing, Southport will be renamed “Angel Studios, Inc.”.

On September 11, 2024, Southport also entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”), by and among Southport, the Sponsor, and Angel Studios, pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby and (ii) not redeem its shares of Southport Common Stock in connection therewith. In addition, the Sponsor has agreed to forfeit all of the Southport private placement warrants held by it at the Closing for no additional consideration. The Sponsor has also agreed to cover certain expenses incurred by Southport that are unpaid and payable at the Closing in excess of a specified cap. The Sponsor Agreement will terminate upon the earlier of the termination of the Merger Agreement or written agreement by the parties.

On September 11, 2024, Southport also entered into a Stockholder Support Agreement (the “Angel Studios Stockholder Support Agreement”) by and among Southport, Angel Studios and certain stockholders of Angel Studios (the “Key Stockholders”). Under the Angel Studios Stockholder Support Agreement, the Key Stockholders agreed, with respect to the outstanding shares of Angel Studios common stock held by such Key Stockholders, to vote their shares or execute and deliver a written consent adopting the Merger Agreement and related transactions and approving the Merger Agreement and transactions contemplated thereby.

On October 2, 2024, the Company filed a definitive proxy statement with respect to a third special meeting of stockholders (the “Third Extension Special Meeting”) to obtain stockholder approval to further amend the Company’s amended and restated certificate of incorporation to extend the time by which the Company must consummate its initial Business Combination from December 14, 2024 to September 30, 2025, as contemplated by the Merger Agreement (the “Third Extension Amendment Proposal”). On October 11, 2024, the Company received a redemption report from the Trustee indicating that, as of October 11, 2024, the holders of 985,170 shares of the Company’s Class A common stock had properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.08 per share. On October 14, 2024, the Company determined to postpone the Third Extension Special Meeting originally scheduled for October 15, 2024, to October 22, 2024, to allow additional time for the Company to engage with its stockholders and solicit redemption reversals. On October 21, 2024, the Company cancelled the Third Extension Special Meeting and announced that it intended to file an amendment to the definitive proxy statement to reflect the addition of a new proposal to amend the Company’s amended and restated certificate of incorporation to eliminate the limitation that the Company may not redeem its outstanding shares of Class A common stock to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act), of less than $5,000,001, in order to allow the Company to redeem such shares irrespective of whether such redemption would exceed this limitation (the “Redemption Limitation Amendment Proposal”). Accordingly, the redemptions indicated on the October 11, 2024 redemption report from the Trustee in connection with the Third Extension Special Meeting were not processed.

On October 29, 2024, the Company filed an amendment to the Original Filing that amends and restates the Original Filing to: (i) reschedule the Third Extension Special Meeting originally scheduled for October 15, 2024 and postponed to October 22, 2024 (as previously disclosed in the Current Report on Form 8-K filed with the SEC on October 15, 2024) to November 13, 2024 and (ii) reflect the addition of the Redemption Limitation Amendment Proposal.

On November 13, 2024, the Company held the Third Extension Special Meeting, at which the Company’s stockholders approved the Third Extension Amendment Proposal and the Redemption Limitation Amendment Proposal. In connection with the vote to approve the Third Extension Amendment Proposal and the Redemption Limitation Amendment Proposal, the holders of 1,125,126 Public Shares properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $11.15 per Public Share, for an aggregate redemption amount of $12,543,118.

Risks and Uncertainties

Management is currently evaluating the impact of the Russia-Ukraine war, the war in the Middle East, interest rate fluctuations and increased inflation, and the recently adopted SEC rules and amendments affecting special purpose acquisition corporations like the Company, and has concluded that while it is reasonably possible that such matters could have a negative effect on the Company’s financial position, cash flows, results of its operations and/or search for a target company, the specific impacts are not readily determinable as of December 31, 2024. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from whom shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

On July 7, 2023, 18,849,935 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $197,694,657 in connection with the First Extension Special Meeting. On March 14, 2024, 2,986,952 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $32,214,591 in connection with the Second Extension Special Meeting. On November 13, 2024, 1,125,126 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $12,543,118 in connection with the Third Extension Special Meeting. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists, the likelihood that the future events will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing an initial Business Combination as of December 31, 2024 and determined that a contingent liability should be calculated and recorded. As of December 31, 2024, the Company recorded $2,424,524 of excise tax liability calculated as 1% of shares redeemed.

Going Concern

As of December 31, 2024 and 2023, the Company had cash of $494,974 and $2,171,553, respectively, and a working capital deficit of $3,862,447 and $2,808,465, respectively. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that these financial statements are issued. Management plans to address this uncertainty through a promissory note with the Sponsor and working capital loans whereby, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors can, but are not obligated to, loan the Company funds as may be required (see Note 5). However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.